Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Land	$ 121	$ 121
Buildings and leaseholds	1,479	1,468
Machinery and equipment	782	1,155
Capitalized software	1,715	1,552
Construction in progress	86	98
Total Property, plant and equipment	4,183	4,394
Accumulated depreciation and amortization	(2,911)	(3,113)
Total Property, plant and equipment, net	1,272	1,281
Accumulated amortization of capitalized software	$ 1,175	$ 1,038
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years
Buildings and leaseholds | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Buildings and leaseholds | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Capitalized software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Capitalized software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years